NON-CONTROLLING INTERESTS - Schedule of Non-Wholly Owned Subsidiaries With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 13,928	$ 12,938
Subsidiaries with material non-controlling interests | BPO
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 2,985	$ 2,982
Subsidiaries with material non-controlling interests | BSREP Industrial Pooling Subsidiary L.P.
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	70.00%	70.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,155	$ 878
Subsidiaries with material non-controlling interests | BSREP CARS Sub-Pooling LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	71.00%	71.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 943	$ 918
Subsidiaries with material non-controlling interests | Center Parcs UK
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	73.00%	73.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 870	$ 869
Subsidiaries with material non-controlling interests | BSREP II Korea Office Holdings Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	78.00%	78.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 689	$ 706
Subsidiaries with material non-controlling interests | BSREP II PBSA Ltd.
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 688	$ 501
Subsidiaries with material non-controlling interests | BSREP II Retail Upper Pooling LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	50.00%	50.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 666	$ 670
Subsidiaries with material non-controlling interests | BSREP II Aries Pooling LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 671	$ 652
Subsidiaries with material non-controlling interests | BSREP II MH Holdings LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 687	$ 593
Subsidiaries with material non-controlling interests | Brookfield Strategic Real Estate Partners II Storage REIT LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 645	$ 564
Subsidiaries with material non-controlling interests | BSREP India Office Holdings Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	67.00%	67.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 506	$ 424
Subsidiaries with material non-controlling interests | BSREP UA Holdings LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	70.00%	70.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 501	$ 487
Subsidiaries with material non-controlling interests | BSREP II Brazil Pooling LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	68.00%	68.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 431	$ 472
Subsidiaries with material non-controlling interests | BREF ONE, LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	67.00%	67.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 307	$ 483
Subsidiaries with material non-controlling interests | Other
Disclosure of subsidiaries [line items]
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 2,184	$ 1,739
Subsidiaries with material non-controlling interests | Bottom of range | BPO
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	1.00%
Subsidiaries with material non-controlling interests | Bottom of range | Other
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	18.00%	18.00%
Subsidiaries with material non-controlling interests | Top of range | BPO
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	100.00%
Subsidiaries with material non-controlling interests | Top of range | Other
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	76.00%	76.00%